Average Annual Total Returns - Invesco SP SmallCap Health Care ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Health Care Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Health Care Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Health Care Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	19.91%	16.74%	18.88%	19.91%	16.74%	18.74%	11.79%	13.58%	16.19%	20.26%	17.05%	19.20%	22.78%	9.56%	12.44%